Stock Options and Restricted Shares (Details) - USD ($)							12 Months Ended
	Oct. 31, 2024	Mar. 28, 2024	Jan. 04, 2024	May 13, 2023	Jan. 04, 2021	Jun. 20, 2020	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Stock Options and Restricted Shares [Line Items]
Exercisable period of options granted								4 months 9 days
Authorized shares						500,000
Shares increased	1,000,000
Aggregate intrinsic values (in Dollars)								$ 25,000
Common stock exercise price (in Dollars per share)		$ 2.1
Restricted shares					5,000							175,000
Vesting period			3 years		3 years							5 years
Shares price (in Dollars per share)					$ 4.12							$ 0.01
Compensation expense (in Dollars)							$ 39,000	$ 34,000
Stock issued during period, shares, restricted stock							300,000
Stock grant, term							5 years
Weighted average term							3 years 29 days	2 years 8 months 23 days	1 year 4 months 9 days
Restricted Stock [Member]
Stock Options and Restricted Shares [Line Items]
Stock issued during period, shares, restricted stock							100,000	100,000
Repurchase shares							300,000	475,000	190,000
Repurchase share price per share (in Dollars per share)							$ 0.01	$ 0.01	$ 0.01
Board of Directors Chairman [Member]
Stock Options and Restricted Shares [Line Items]
Restricted shares					15,000
Compensation expense (in Dollars)								$ 45	$ 20	$ 20	$ 5
Chief Executive Officer [Member]
Stock Options and Restricted Shares [Line Items]
Stock option granted				300,000
First Merger [Member]
Stock Options and Restricted Shares [Line Items]
Stock issued during period, shares, restricted stock							100,000
Stock grant, term							5 years
Second Merger [Member]
Stock Options and Restricted Shares [Line Items]
Stock issued during period, shares, restricted stock							100,000
Stock grant, term							5 years
Reverse Merger [Member]
Stock Options and Restricted Shares [Line Items]
Stock issued during period, shares, restricted stock							300,000
Stock grant, term							5 years
Option Plan 2010 [Member]
Stock Options and Restricted Shares [Line Items]
Exercisable period of options granted							5 years
Compensation expense (in Dollars)								58,000	89,000
Unrecognized compensation cost (in Dollars)								$ 572,000	$ 109,000
Option Plan 2010 [Member] | Restricted Stock [Member]
Stock Options and Restricted Shares [Line Items]
Authorized shares							600,000
Option Plan 2020 [Member]
Stock Options and Restricted Shares [Line Items]
Exercisable period of options granted						5 years
Compensation expense (in Dollars)							$ 61,000
Unrecognized compensation cost (in Dollars)							$ 509,000